CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
NOTE
2
8
- CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was RMB
624, 496
(equivalent to $92,349)
and RMB524,181 (equivalent to $70,511)
as of June 30, 2020,
and 2021,
respectively.
The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2020	2021
ASSETS
Current assets:
Cash and cash equivalents	$13,265	$7,824
Short-term investments	11,318	—
Other receivables, net	31	—
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	97	166

Total current assets	78,214	61,493
Investment in subsidiaries	1,046,725	1,221,755

Total assets	$1,124,939	$1,283,248

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities	—	5,143
Amounts due to subsidiaries	140,456	140,415

Total liabilities	140,456	145,558

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,537,099 shares issued and 61,367,337 shares issued and outstanding as of June 30, 2020 and 2021 , respectively	61	61
Additional paid-in capital	224,043	233,768
Retained earnings	823,896	871,047
Accumulated other comprehensive ( loss ) income	(63,517)	32,814

Total equity	984,483	1,137,690

Total liabilities and equity	$1,124,939	$1,283,248

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2019	2020	2021
General and administrative expenses	$1,511	$1,344	$21,090

Loss from operations	(1,511)	(1,344)	(21,090)
Other expense, net	(346)	—
Interest income	—	309	117
Interest expenses	(562)	(90)	—
Foreign exchange ( losses ) gains	(72)	(1,043)	1,532
Share of net income of subsidiaries	$127,752	$81,564	$109,150

Income before income taxes	125,261	79,396	89,709
Income tax expenses	—	—	—

Net income	125,261	79,396	89,709
Other comprehensive income, net of tax of nil
Translation adjustment	(31,341)	(27,996)	96,331

Comprehensive income	$93,920	$51,400	$186,040

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2019	2020	2021
Cash flows from operating activities:
Net income	$125,261	$79,396	$89,709
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(127,752)	(81,564)	(109,150)
Share-based compensation expenses	238	410	9,724
Accretion of convertible bond	230	57	—
Fair value adjustments of a bifurcated derivative	346	—	—
Change in operating assets and liabilities	(28)	(142)	5,065

Net cash used in operating activities	$(1,705)	$(1,843)	$(4,652)
Cash flows from investing activities:
Loans to subsidiaries	(4,200)	(19,775)	—
Maturity of short-term investments	—	—	11,318

Net cash (used in) provided by investing activities	$(4,200)	$(19,775)	$11,318
Cash flows from financing activities:
Repayment of convertible bond	—	(20,753)	—
Proceeds of loans from subsidiaries	43,538	20,000	—
Payment of dividends	(10,862)	(12,713)	(12,107)

Net cash provided by (used in) financing activities	$32,676	$(13,466)	$(12,107)

Net increase in cash and cash equivalents	$26,771	$(35,084)	$(5,441)

Cash and cash equivalents, beginning of period	21,578	48,349	13,265

Cash and cash equivalents, end of period	$48,349	$13,265	$7,824

Basis of presentation
For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323,
Investments—Equity Method and Joint Ventures
(“ASC 323”). Such investment is presented on the condensed balance sheets as Investment in subsidiaries and the subsidiaries’ profit as Share of net income of subsidiaries on the condensed statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.
Commitments
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.